Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments
18. Contingent liabilities and commitments
	As at	As at
	30.06.19	31.12.18
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	16,836	15,805
Performance guarantees, acceptances and endorsements	5,921	4,498
Total	22,757	20,303

Commitments
Documentary credits and other short-term trade related transactions	1,273	1,741
Standby facilities, credit lines and other commitments	333,621	322,482
Total	334,894	324,223